Cover Page	May 07, 2021	Jul. 31, 2019
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date	May 07, 2021
Entity Registrant Name		EXELIXIS, INC.
Entity Central Index Key		0000939767
Document Fiscal Year Focus		2021
Document Fiscal Period Focus		FY
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock $.001 Par Value per Share
Trading Symbol		EXEL
Security Exchange Name		NASDAQ
Entity File Number		000-30235
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		04-3257395
Entity Address, Address Line One		1851 Harbor Bay Parkway
Entity Address, City or Town		Alameda
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94502
City Area Code		650
Local Phone Number		837-7000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Current Fiscal Year End Date